6. EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Morrison Claims, Starting balance	[1]	$ 24,880,659
Scoping/Feasibility study
Impairment allowance-deferred E&E costs	[2]	(25,004,416)	$ 0	$ 0
Morrison Claims, Ending balance	[1]	0	24,880,659
Morrison claims, Canada
Morrison Claims, Starting balance		24,880,659	24,880,659	24,870,119
Additions
Staking and recording		88,020
Environmental
Geological and geophysical		2,300	0	10,540
Scoping/Feasibility study
Sub-contracts and labour		24,211	0	0
Sub-contracts and labour-related parties		4,500
Travel		4,726
Total Exploration and evaluation costs		123,757	0	10,540
Impairment allowance-deferred E&E costs	[3]	(25,004,416)	0	0
Morrison Claims, Ending balance		$ 0	$ 24,880,659	$ 24,880,659

[1]	Note 2(c) & 6
[2]	Note 2(c)
[3]	Note 2(c)